As filed with the Securities and Exchange Commission on November 26, 1997
                           Registration No. 2-96000

------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 7

                                    FORM S-6

            FOR THE REGISTRATION UNDER THE SECURITIES ACT OF 1933
                                OF SECURITIES OF
                UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.    Exact Name of Trust:

      GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY PINNACLE SERIES ACCOUNT

B.    Name of Depositor:

      GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

C.    Completed Address of Depositor's Principal Executive Office:

      8515 East Orchard Road
      Englewood, Colorado 80111

D.    Name and Complete Address of Agent for Service:

      William T. McCallum
      President and Chief Executive Officer
      Great-West Life & Annuity Insurance Company
      8515 East Orchard Road
      Englewood, Colorado  80111

Copies to:

      James F. Jorden, Esq.
      Jorden Burt Berenson & Johnson, LLP
      1025 Thomas Jefferson Street, N.W., Suite 400 East
      Washington, D.C.  20007-0805

It is proposed that this filing will become effective (check appropriate space):

        X Immediately upon filing pursuant to paragraph (b) of Rule 485 On , 1997, pursuant to paragraph (b) of Rule 485. 60 days after filing pursuant to paragraph (a)(1) of Rule 485. On , pursuant to paragraph
            (a)(1) of Rule 485.  75 days  after  filing  pursuant  to  paragraph
            (a)(2) of Rule 485. On , pursuant to paragraph (a)(2) of Rule
485.

E. Title and amount of securities being registered:

      Interests in the Separate Account under Single Premium Variable Life Insurance Policies

F. Proposed maximum aggregate offering price to the public of the securities being registered:

      Registrant has registered an indefinite amount of interests in the Separate Account being offered pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 thereunder.

In reliance on no-action assurances furnished to the Registrant and the Depositor in Great-West Life & Annuity Insurance Company, Pinnacle Series Account (publicly available October 23, 1990), the Registrant has ceased filing post-effective amendments to this Registration Statement and updating the prospectus contained therein. This post-effective amendment is filed solely for the purpose of adding to the Registration Statement the "reasonableness" representation required by Section 26(e) of the Investment Company Act of 1940, as amended by the National Securities Markets Improvement Act of 1996. The Registrant hereby incorporates by reference the content of the Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 which was previously filed with the Securities and Exchange Commission.

The following representation is to be inserted immediately following the paragraph in the Registration Statement on Form S-6, which is entitled "UNDERTAKINGS TO FILE REPORTS".

      Great-West Life & Annuity Insurance Company ("GWL&A") represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by GWL&A.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Englewood, State of Colorado, on this day of November 21, 1997.

                                    PINNACLE SERIES ACCOUNT
                                    (Registrant)


                                    By:   /s/ William T. McCallum
                                          President
                                          and Chief Executive Officer of
                                          Great-West Life & Annuity
                                          Insurance Company

                                    GREAT-WEST LIFE & ANNUITY
                                    INSURANCE COMPANY
                                   (Depositor)


                                    By:   /s/ William T. McCallum
                                          President
                                          and Chief Executive Officer

      As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                         Date


/s/ Robert Gratton*                                    November 21, 1997
Director and Chairman of the
Board


/s/ William T. McCallum                                November 21, 1997
Director, President and Chief Executive
Officer


/s/ Glen R. Derback                                    November 21, 1997
Vice President and Controller


/s/ James Balog*                                       November 21, 1997
Director

Signature and Title                                         Date


/s/ James W. Burns*                                    November 21, 1997
Director


/s/ Orest T. Dackow*                                   November 21, 1997
Director


/s/ Andre Desmarais*                                   November 21, 1997
Director


/s/ Paul Desmarais, Jr.*                               November 21, 1997
Director


____________________________________                   November ______, 1997
Director (Robert G. Graham)


/s/ N. Berne Hart*                                     November 21, 1997
Director


________________________________                       November ______, 1997
Director (Kevin P. Kavanagh)


________________________________                       November ______, 1997
Director (William Mackness)


/s/ Jerry E.A. Nickerson*                              November 21, 1997
Director


/s/ P. Michael Pitfield*                               November 21, 1997
Director


/s/ Michel Plessis-Belair*                             November 21, 1997
Director


/s/ Brian E. Walsh*                                    November 21, 1997
Director


*By:  /s/ D.C. Lennox                                  November 21, 1997
      Attorney-in-Fact pursuant to the powers of attorney filed herewith.